ACCRUED EXPENSES AND OTHER PAYABLE (Details Narrative) - ESG [Member]			1 Months Ended	6 Months Ended
	May 11, 2021 USD ($)	May 11, 2021 CNY (¥)	Aug. 29, 2023 USD ($)	Jun. 30, 2023 USD ($)
Other borrowings				$ 1,378,607
Interest rate				5.90%
Due date				Dec. 23, 2023
Repayment of related party debt	$ 2,151,383	¥ 14,840,028	$ 689,303